Debt - Summary of unamortized issuance costs (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
6.125% Bonds due 2024
Debt Instrument [Line Items]
Unamortized issuance costs		$ 397
Interest rate	6.125%	6.125%
6.125% Bonds due 2025
Debt Instrument [Line Items]
Unamortized issuance costs	$ 568	$ 920
Interest rate	6.125%	6.125%
5.000% Bonds due 2026
Debt Instrument [Line Items]
Unamortized issuance costs	$ 956	$ 1,216
Interest rate	5.00%
6.250% Senior Notes due 2028
Debt Instrument [Line Items]
Unamortized issuance costs	$ 5,328	$ 6,570
Interest rate	6.25%	6.25%
6.875% Senior Notes due 2030
Debt Instrument [Line Items]
Unamortized issuance costs	$ 6,223	$ 7,212
Interest rate	6.875%	6.875%
9.250% Senior Notes due 2031
Debt Instrument [Line Items]
Unamortized issuance costs	$ 7,932
Interest rate	9.25%	9.25%